CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Operating expenses:
General and administrative	$ 37,269
Loss from operations	(37,269)
Other income (expense):
Net loss	(37,269)
HZO, Inc. and Subsidiaries
Total Net Sales	1,526,534	$ 1,069,937	$ 4,842,186	$ 5,342,826
Cost of revenue	1,653,581	1,300,732	6,378,786	5,577,137
Gross Loss	(127,047)	(230,795)	(1,536,600)	(234,311)
Operating expenses:
Sales and marketing	360,273	582,844	2,023,320	2,613,246
Research and development	200,954	274,746	1,006,578	1,021,307
General and administrative	2,080,213	2,205,663	8,705,555	8,456,703
Goodwill impairment	0	0	0	10,214,116
Total Operating Expenses	2,641,440	3,063,253	11,735,453	22,305,372
Loss from operations	(2,768,487)	(3,294,048)	(13,272,053)	(22,539,683)
Other income (expense):
Interest expense	(1,663,166)	(270,605)	(437,970)	(391,504)
Foreign currency gain (loss)	230,007	138,020	1,343,602	(788,287)
Other income (expense), net	1,091	(3,069,575)	(3,502,140)	992,416
Total other income	(22,529,068)	(3,337,160)	(2,596,508)	(187,375)
Total	(25,297,555)	(6,631,208)	(15,868,561)	(22,727,058)
Provision (benefit) for income taxes	40,727	(254,495)	(240,355)	(635,631)
Net loss	(25,338,282)	(6,376,713)	(15,628,206)	(22,091,427)
Other comprehensive income
Foreign currency translation adjustment	(212,604)	(110,026)	(1,317,000)	690,540
Comprehensive loss	$ (25,550,886)	$ (6,486,739)	$ (16,945,206)	$ (21,400,887)